CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS	3 Months Ended
Sep. 30, 2024 USD ($)
Cash Flows from Operating Activities:
Net income (loss)	$ 10,748,033
Adjustments to reconcile net income to net cash provided by operating activities:
Change in fair value of warrant liability derivative	(246,125)
Change in fair value of convertible note derivative	(3,167,309)
Change in fair value of long-term and short-term note derivative	(11,152,870)
Change in fair value of contingent guarantee	839,775
Change in fair value of secured convertible note	89,535
Change in fair value of merger financing	63,195
Change in fair value of earnout liability	340,000
Change in fair value of subscription agreement	34,841
Change in fair value of stock payable	(196,151)
Change in fair value of Tau agreement	833,984
Late fee paid in shares to sellers	16,340
Non-cash interest in expense on financial instruments	1,403,503
Realized gain on Tau agreement	30,562
Stock based compensation	2,578
Bank acquisition deposit write off	91,200
Depreciation expense	4,569
Amortization of intangibles	307,191
Allowance for bad debt	639
Net lease payments	(249)
Changes in operating assets and liabilities:
Receivables from brokers & dealers	(583,869)
Receivables from customers	652,455
Receivables from others	(57,235)
Advances & prepaid expenses	23,692
Payables to customers	(153,100)
Payables to officers & directors	42,357
Payable to brokers & dealers	15,323
Accounts payable and accrued expenses	223,401
Commissions and payroll taxes payable	(51,617)
Deferred tax liability	20,959
CASH PROVIDED BY (USED FOR) OPERATING ACTIVITIES	175,607
CASH FLOWS FROM INVESTING ACTIVITIES
Cash paid for purchase of Pacsquare	(65,000)
CASH PROVIDED BY (USED FOR) INVESTING ACTIVITIES	(65,000)
CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from Tau agreement	148,383
CASH PROVIDED BY (USED FOR) FINANCING ACTIVITIES	148,383
NET INCREASE (DECREASE) IN CASH	258,990
CASH AT BEGINNING OF YEAR	27,307,886
CASH AT YEAR END	27,566,876
Non-cash investing and financing activities:
Decrease in goodwill due to change in deferred tax liability	1,562,200
Initial shares issued under Tau agreement	441,524
Value of shares transferred by related parties to settle obligations	2,412,930
Shares issued as payment towards contingent guarantee	1,210,290
Shares issued to related party for settlement of accounts payable	803,860
Receivable from shares advanced under Tau agreement	154,619
Initial value of derivative included in merger financing	113,044
Convertible notes
Non-cash investing and financing activities:
Share issued for conversion	325,000
Short-term Merger Financing
Non-cash investing and financing activities:
Share issued for conversion	367,426
Merger financing
Non-cash investing and financing activities:
Initial value of derivative included in merger financing	113,044
Pacsquare
Non-cash investing and financing activities:
Shares issued to purchase Pacsquare and amounts included in accounts payable	$ 137,300